T. ROWE PRICE Total Equity Market Index Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 0.8%
AT&T  324,945 4,985
ATN International  11,800 455
Iridium Communications (1) 17,000 754
Liberty Global, Class A (1) 9,307 145
Liberty Global, Class C (1) 17,925 296
Lumen Technologies (2) 55,580 405
Verizon Communications  193,853 7,360
14,400
Entertainment 1.3%
Activision Blizzard  35,962 2,673
AMC Entertainment Holdings, Class A (1)(2) 16,045 112
Electronic Arts  11,800 1,365
Liberty Media-Liberty Formula One, Class A (1) 8,200 431
Liberty Media-Liberty Formula One, Class C (1) 17,800 1,041
Live Nation Entertainment (1) 9,072 690
Madison Square Garden Sports (1) 533 73
Netflix (1) 21,491 5,060
Playtika Holding (1)(2) 34,200 321
ROBLOX, Class A (1) 17,768 637
Roku (1) 7,141 403
Take-Two Interactive Software (1) 7,167 781
Walt Disney (1) 91,524 8,633
Warner Bros Discovery (1) 106,624 1,226
Warner Music Group, Class A  9,761 227
23,673
Interactive Media & Services 4.2%
Alphabet, Class A (1) 297,879 28,492
Alphabet, Class C (1) 266,544 25,628
fuboTV (1) 13,306 47
IAC (1) 4,600 255
Match Group (1) 14,923 713
Meta Platforms, Class A (1) 116,837 15,853
Pinterest, Class A (1) 33,221 774
Snap, Class A (1) 44,822 440
Twitter (1) 36,498 1,600
Vimeo (1) 25,908 104
Ziff Davis (1) 3,700 253
ZoomInfo Technologies, Class A (1) 12,000 500
74,659
T. ROWE PRICE Total Equity Market Index Fund

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.8%
AMC Networks, Class A (1) 6,300 128
Cable One  102 87
Charter Communications, Class A (1) 6,146 1,864
Comcast, Class A  205,719 6,034
DISH Network, Class A (1) 27,530 381
Fox, Class A  10,361 318
Gray Television  15,400 221
Interpublic Group  14,939 382
Liberty Broadband, Class A (1) 4,000 298
Liberty Broadband, Class C (1) 6,844 505
New York Times, Class A  5,800 167
News, Class A  32,096 485
News, Class B  23,655 365
Nexstar Media Group, Class A  213 36
Omnicom Group  6,900 435
Paramount Global, Class B (2) 28,394 541
Scholastic  9,000 277
Sirius XM Holdings (2) 16,900 96
TEGNA  6,100 126
Trade Desk, Class A (1) 31,000 1,852
14,598
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications  9,602 163
Telephone & Data Systems  11,200 156
T-Mobile U.S. (1) 32,800 4,401
4,720
Total Communication Services 132,050
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.2%
Aptiv (1) 7,000 547
Autoliv  4,000 266
BorgWarner  16,517 519
Goodyear Tire & Rubber (1) 23,478 237
Horizon Global (1) 19,120 23
Lear  1,400 168
Modine Manufacturing (1) 41,000 531
QuantumScape (1)(2) 31,500 265
Visteon (1) 3,600 382
XPEL (1) 2,100 135
3,073
Automobiles 2.4%
Ford Motor  205,061 2,297

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors  65,300 2,096
Lucid Group (1)(2) 27,584 385
Rivian Automotive, Class A (1)(2) 43,215 1,422
Tesla (1) 132,098 35,039
Thor Industries  4,800 336
Winnebago Industries  4,499 239
41,814
Distributors 0.1%
Genuine Parts  4,800 717
LKQ  12,600 594
Pool  1,205 383
1,694
Diversified Consumer Services 0.1%
Adtalem Global Education (1) 8,500 310
Bright Horizons Family Solutions (1) 9,096 524
Frontdoor (1) 8,450 172
H&R Block  11,652 496
Service Corp International  2,800 162
Strategic Education  5,600 344
Terminix Global Holdings (1) 6,800 260
2,268
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 14,897 1,565
Aramark  9,000 281
BJ's Restaurants (1) 11,000 262
Booking Holdings (1) 2,266 3,723
Boyd Gaming  6,500 310
Caesars Entertainment (1) 5,784 187
Carnival (1)(2) 36,330 255
Cheesecake Factory  5,678 166
Chipotle Mexican Grill (1) 1,570 2,359
Chuy's Holdings (1) 11,200 260
Cracker Barrel Old Country Store (2) 1,524 141
Darden Restaurants  3,800 480
Domino's Pizza  2,700 837
DraftKings, Class A (1) 19,700 298
Expedia Group (1) 5,790 542
Hilton Grand Vacations (1) 5,040 166
Hilton Worldwide Holdings  9,417 1,136
Jack in the Box (2) 818 60
Las Vegas Sands (1) 15,508 582
Light & Wonder (1) 2,700 116
Marriott International, Class A  14,956 2,096
Marriott Vacations Worldwide  2,386 291

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McDonald's  38,839 8,962
MGM Resorts International  25,900 770
Norwegian Cruise Line Holdings (1) 19,254 219
Papa John's International  4,700 329
Penn Entertainment (1) 9,484 261
Planet Fitness, Class A (1) 4,261 246
Royal Caribbean Cruises (1) 10,000 379
SeaWorld Entertainment (1) 9,400 428
Six Flags Entertainment (1) 6,826 121
Starbucks  63,538 5,354
Travel + Leisure  8,330 284
Vail Resorts  2,100 453
Wendy's  17,675 330
Wingstop  3,000 376
Wyndham Hotels & Resorts  5,130 315
Wynn Resorts (1) 6,906 435
Yum! Brands  9,300 989
36,364
Household Durables 0.4%
DR Horton  15,100 1,017
Ethan Allen Interiors (2) 18,600 393
Garmin  7,417 596
Helen of Troy (1) 2,100 203
Hovnanian Enterprises, Class A (1) 5,643 202
iRobot (1) 5,500 310
La-Z-Boy  5,900 133
Leggett & Platt  8,900 296
Lennar, Class A  11,393 849
MDC Holdings  7,964 218
Meritage Homes (1) 4,700 330
Mohawk Industries (1) 2,113 193
Newell Brands  6,154 86
NVR (1) 210 837
PulteGroup  6,644 249
Taylor Morrison Home (1) 14,879 347
TopBuild (1) 3,033 500
Tri Pointe Homes (1) 21,200 320
Whirlpool  2,822 380
7,459
Internet & Direct Marketing Retail 2.9%
Amazon.com (1) 438,880 49,593
DoorDash, Class A (1) 9,100 450
eBay  20,800 766
Etsy (1) 5,142 515
Overstock.com (1) 3,900 95

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PetMed Express (2) 8,400 164
Wayfair, Class A (1)(2) 6,518 212
51,795
Leisure Products 0.1%
Brunswick  7,200 471
Hasbro  6,700 452
Mattel (1) 27,100 513
Peloton Interactive, Class A (1)(2) 31,681 220
Polaris (2) 2,500 239
YETI Holdings (1) 4,600 131
2,026
Multiline Retail 0.5%
Big Lots (2) 15,900 248
Dollar General  13,877 3,328
Dollar Tree (1) 13,293 1,809
Nordstrom (2) 4,956 83
Ollie's Bargain Outlet Holdings (1) 1,799 93
Target  20,100 2,983
8,544
Specialty Retail 2.3%
Advance Auto Parts  1,150 180
American Eagle Outfitters  18,850 183
AutoZone (1) 1,239 2,654
Bath & Body Works  13,500 440
Bed Bath & Beyond (1)(2) 14,600 89
Best Buy  10,000 633
Burlington Stores (1) 5,800 649
CarMax (1) 3,491 230
Carvana (1) 7,284 148
Conn's (1) 14,100 100
Container Store Group (1) 30,156 148
Dick's Sporting Goods (2) 3,600 377
Five Below (1) 2,704 372
Floor & Decor Holdings, Class A (1) 8,891 625
Foot Locker (2) 3,003 93
GameStop, Class A (1) 8,800 221
Group 1 Automotive  1,200 171
Home Depot  53,039 14,636
Lithia Motors  1,300 279
LL Flooring Holdings (1) 12,300 85
Lowe's  29,400 5,522
Murphy USA  1,200 330
O'Reilly Automotive (1) 3,954 2,781
Petco Health & Wellness (1) 12,000 134

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rent-A-Center  9,052 158
RH (1) 1,100 271
Ross Stores  21,900 1,846
Sleep Number (1) 3,650 123
TJX  66,300 4,119
Tractor Supply  3,500 651
Ulta Beauty (1) 3,460 1,388
Urban Outfitters (1) 5,370 106
Victoria's Secret (1) 9,080 264
Williams-Sonoma  2,266 267
40,273
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings (1) 14,400 554
Carter's  3,300 216
Columbia Sportswear  3,600 243
Crocs (1) 5,200 357
Deckers Outdoor (1) 1,568 490
Lululemon Athletica (1) 4,018 1,123
Movado Group  6,600 186
NIKE, Class B  65,900 5,478
Rocky Brands  4,000 80
Skechers USA, Class A (1) 11,600 368
Tapestry  15,446 439
Unifi (1) 6,332 60
VF  10,200 305
9,899
Total Consumer Discretionary 205,209
CONSUMER STAPLES 6.3%
Beverages 1.7%
Boston Beer, Class A (1) 700 227
Brown-Forman, Class B  9,200 612
Celsius Holdings (1) 3,500 317
Coca-Cola  199,493 11,176
Coca-Cola Consolidated  350 144
Constellation Brands, Class A  9,781 2,246
Keurig Dr Pepper  50,654 1,814
Molson Coors Beverage, Class B  4,202 202
Monster Beverage (1) 20,700 1,800
PepsiCo  68,471 11,179
29,717
Food & Staples Retailing 1.5%
Casey's General Stores  3,000 608
Chefs' Warehouse (1) 7,700 223
Costco Wholesale  23,000 10,862

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kroger  32,200 1,409
Performance Food Group (1) 12,000 516
Rite Aid (1)(2) 34,420 170
Sysco  21,226 1,501
U.S. Foods Holding (1) 6,100 161
United Natural Foods (1) 4,400 151
Walgreens Boots Alliance  21,374 671
Walmart  75,081 9,738
26,010
Food Products 1.1%
Archer-Daniels-Midland  26,472 2,130
Bunge  3,671 303
Campbell Soup  10,080 475
Conagra Brands  40,325 1,316
Darling Ingredients (1) 16,200 1,072
Flowers Foods  24,789 612
Fresh Del Monte Produce  9,900 230
Freshpet (1) 3,934 197
General Mills  21,549 1,651
Hershey  4,629 1,020
Hormel Foods  11,000 500
Ingredion  5,200 419
J M Smucker  1,716 236
John B. Sanfilippo & Son  3,400 257
Kellogg  13,207 920
Kraft Heinz  22,659 756
Lamb Weston Holdings  6,162 477
McCormick  10,556 752
Mondelez International, Class A  78,376 4,297
Post Holdings (1) 3,120 256
Simply Good Foods (1) 7,018 224
Tootsie Roll Industries  7,154 238
TreeHouse Foods (1) 11,154 473
Tyson Foods, Class A  15,309 1,009
19,820
Household Products 1.2%
Church & Dwight  12,200 872
Clorox  5,486 704
Colgate-Palmolive  33,500 2,353
Energizer Holdings  4,298 108
Kimberly-Clark  21,700 2,442
Procter & Gamble  113,093 14,278
20,757

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Products 0.2%
BellRing Brands (1) 3,955 82
Edgewell Personal Care  4,448 166
Estee Lauder, Class A  12,400 2,677
Herbalife Nutrition (1) 20,600 410
3,335
Tobacco 0.6%
Altria Group  81,400 3,287
Philip Morris International  82,200 6,824
Vector Group  10,255 90
10,201
Total Consumer Staples 109,840
ENERGY 4.6%
Energy Equipment & Services 0.4%
Baker Hughes  36,900 773
ChampionX  15,100 296
DMC Global (1) 8,900 142
ENGlobal (1) 146,000 184
Halliburton  47,729 1,175
Helmerich & Payne  17,951 664
NOV  47,406 767
Oceaneering International (1) 59,800 476
Schlumberger  65,911 2,366
TechnipFMC (1) 61,202 518
7,361
Oil, Gas & Consumable Fuels 4.2%
APA  25,986 888
Callon Petroleum (1) 15,400 539
Cheniere Energy  10,600 1,759
Chevron  92,050 13,225
Chord Energy  2,136 292
Civitas Resources  9,500 545
CNX Resources (1) 19,300 300
ConocoPhillips  60,833 6,226
Coterra Energy  33,408 873
Denbury (1) 300 26
Devon Energy  41,463 2,493
Diamondback Energy  8,000 964
Dorian LPG  25,400 345
DT Midstream  14,491 752
EOG Resources  33,381 3,730
EQT  15,300 623
Equitrans Midstream  102,892 770

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exxon Mobil  200,833 17,535
Hess  12,700 1,384
Kinder Morgan  71,077 1,183
Magnolia Oil & Gas, Class A (2) 29,052 575
Marathon Oil  38,702 874
Marathon Petroleum  30,408 3,020
Murphy Oil  17,543 617
Occidental Petroleum  45,719 2,809
ONEOK  21,000 1,076
Ovintiv  3,131 144
Par Pacific Holdings (1) 23,900 392
Phillips 66  19,174 1,548
Pioneer Natural Resources  12,000 2,598
Range Resources  25,146 635
SM Energy  18,563 698
Targa Resources  17,000 1,026
Tellurian (1)(2) 72,700 174
Valero Energy  17,135 1,831
Williams  62,085 1,777
World Fuel Services  14,500 340
74,586
Total Energy 81,947
FINANCIALS 11.6%
Banks 4.1%
1st Source  5,764 267
Ameris Bancorp  5,753 257
Bank of America  362,253 10,940
Bank of Hawaii  4,000 304
Bank OZK  6,200 245
BankUnited  13,400 458
Berkshire Hills Bancorp  8,800 240
Cadence Bank  8,900 226
Central Pacific Financial  15,500 321
Citigroup  102,626 4,276
Citizens Financial Group  23,200 797
Columbia Banking System  9,400 272
Comerica  9,516 677
Cullen/Frost Bankers  4,200 555
Customers Bancorp (1) 2,500 74
CVB Financial  12,039 305
Dime Community Bancshares  9,800 287
East West Bancorp  9,692 651
Fifth Third Bancorp  35,390 1,131
First BanCorp Puerto Rico  47,600 651
First Business Financial Services  10,000 323

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Citizens BancShares, Class A  519 414
First Financial Bancorp  10,970 231
First Horizon  16,179 371
First Merchants  8,330 322
First Republic Bank  9,800 1,279
Flushing Financial  9,350 181
Fulton Financial  19,774 312
Glacier Bancorp  7,100 349
Hancock Whitney  10,100 463
Home BancShares  16,400 369
Huntington Bancshares  113,909 1,501
JPMorgan Chase  145,264 15,180
KeyCorp  29,913 479
M&T Bank  9,334 1,646
National Bank Holdings, Class A  10,200 377
NBT Bancorp  6,700 254
Northwest Bancshares  22,150 299
Old National Bancorp  19,280 318
Pacific Premier Bancorp  15,200 471
Park National  3,215 400
Peoples Bancorp  12,345 357
Pinnacle Financial Partners  4,100 333
PNC Financial Services Group  20,449 3,055
Popular  11,796 850
Prosperity Bancshares  3,400 227
Regions Financial  49,756 999
Renasant  5,175 162
S&T Bancorp  7,800 229
Seacoast Banking  12,900 390
Signature Bank  4,000 604
Simmons First National, Class A  9,588 209
SouthState  4,788 379
SVB Financial Group (1) 2,481 833
Synovus Financial  5,828 219
Towne Bank  12,500 335
Truist Financial  55,658 2,423
U.S. Bancorp  58,255 2,349
UMB Financial  2,896 244
United Bankshares  7,400 265
Washington Federal  4,342 130
Webster Financial  14,495 655
Wells Fargo  202,160 8,131
WesBanco  8,200 274
Western Alliance Bancorp  8,500 559

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zions Bancorp  8,501 432
73,116
Capital Markets 3.1%
Affiliated Managers Group  3,000 335
Ameriprise Financial  4,300 1,083
Ares Management, Class A  11,116 689
Artisan Partners Asset Management, Class A  6,600 178
Bank of New York Mellon  49,960 1,924
BGC Partners, Class A  92,596 291
BlackRock  6,641 3,654
Blackstone  32,268 2,701
Blue Owl Capital (2) 47,617 439
Cboe Global Markets  6,500 763
Charles Schwab  82,746 5,947
CME Group  19,204 3,402
Coinbase Global, Class A (1) 1,100 71
Donnelley Financial Solutions (1) 7,925 293
FactSet Research Systems  1,550 620
Franklin Resources  18,800 405
Goldman Sachs Group  18,810 5,512
Intercontinental Exchange  27,564 2,490
Invesco  30,900 423
Janus Henderson Group  9,941 202
Jefferies Financial Group  12,300 363
KKR  21,413 921
Lazard, Class A  19,842 632
LPL Financial Holdings  4,300 939
MarketAxess Holdings  2,700 601
Moody's  6,114 1,486
Morgan Stanley  60,911 4,813
MSCI  3,900 1,645
Nasdaq  15,000 850
Northern Trust  12,000 1,027
Raymond James Financial  13,387 1,323
S&P Global  15,411 4,706
SEI Investments  7,200 353
State Street  27,050 1,645
Tradeweb Markets, Class A  11,557 652
Virtus Investment Partners  2,975 475
Westwood Holdings Group  8,200 79
53,932
Consumer Finance 0.5%
Ally Financial  13,750 383
American Express  25,700 3,467
Bread Financial Holdings  1,204 38

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial  22,355 2,061
Discover Financial Services  14,500 1,318
LendingClub (1) 26,500 293
Navient  15,900 234
OneMain Holdings  7,500 221
SLM  32,600 456
SoFi Technologies, Class A (1) 34,700 169
Synchrony Financial  27,785 783
Upstart Holdings (1)(2) 4,100 85
9,508
Diversified Financial Services 1.4%
Apollo Global Management  18,330 852
Berkshire Hathaway, Class B (1) 86,600 23,124
Equitable Holdings  26,203 690
Voya Financial (2) 11,500 696
25,362
Insurance 2.3%
Aflac  20,000 1,124
Alleghany (1) 164 138
Allstate  10,800 1,345
American Financial Group  5,750 707
American International Group  49,282 2,340
Aon, Class A  9,958 2,667
Arch Capital Group (1) 15,600 710
Arthur J Gallagher  8,500 1,455
Assurant  3,500 508
Axis Capital Holdings  9,100 447
Brown & Brown  2,266 137
BRP Group, Class A (1) 9,900 261
Chubb  23,933 4,353
Cincinnati Financial  6,869 615
CNA Financial  10,300 380
Erie Indemnity, Class A  2,000 445
Everest Re Group  2,200 577
Fidelity National Financial  16,896 612
First American Financial  8,285 382
Genworth Financial, Class A (1) 83,400 292
Globe Life  3,522 351
Hanover Insurance Group  4,700 602
Hartford Financial Services Group  24,300 1,505
Kemper  5,500 227
Loews  9,500 474
Markel (1) 420 455
Marsh & McLennan  28,627 4,274
MBIA (1) 15,000 138

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife  42,734 2,597
Old Republic International  10,987 230
Principal Financial Group  11,100 801
Progressive  27,385 3,182
Prudential Financial  14,700 1,261
RenaissanceRe Holdings  3,592 504
Safety Insurance Group  4,900 400
Selective Insurance Group  5,500 448
Selectquote (1) 91,100 67
Travelers  12,523 1,919
United Fire Group  10,800 310
Unum Group  24,003 931
W R Berkley  2,788 180
Willis Towers Watson  5,606 1,127
41,478
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT  19,000 78
AGNC Investment, REIT  23,200 195
Annaly Capital Management, REIT  18,175 312
Ares Commercial Real Estate, REIT  13,200 138
Chimera Investment, REIT (2) 45,500 237
Franklin BSP Realty Trust, REIT  18,840 203
Granite Point Mortgage Trust, REIT  16,100 104
New York Mortgage Trust, REIT  93,100 218
Redwood Trust, REIT  25,700 148
Starwood Property Trust, REIT  23,400 426
TPG RE Finance Trust, REIT  13,400 94
Two Harbors Investment, REIT  66,300 220
2,373
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  14,300 119
MGIC Investment  22,400 287
New York Community Bancorp (2) 26,787 229
Northfield Bancorp  14,400 206
PennyMac Financial Services  7,000 300
Radian Group  11,700 226
WSFS Financial  4,200 195
1,562
Total Financials 207,331
HEALTH CARE 14.9%
Biotechnology 2.9%
AbbVie  90,639 12,165
ACADIA Pharmaceuticals (1) 34,656 567
Alkermes (1) 16,100 359

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alnylam Pharmaceuticals (1) 6,950 1,391
Altimmune (1)(2) 16,100 206
Amgen  24,487 5,519
AnaptysBio (1)(2) 9,100 232
Anika Therapeutics (1) 6,700 159
Apellis Pharmaceuticals (1) 13,600 929
Aptevo Therapeutics (1) 46,200 140
Arcturus Therapeutics Holdings (1) 5,522 82
Biogen (1) 7,220 1,928
BioMarin Pharmaceutical (1) 8,800 746
Bioxcel Therapeutics (1)(2) 10,800 128
Blueprint Medicines (1) 9,700 639
BrainStorm Cell Therapeutics (1)(2) 64,900 287
Celldex Therapeutics (1) 12,900 363
Cymabay Therapeutics (1) 97,900 343
Dynavax Technologies (1)(2) 20,000 209
Eagle Pharmaceuticals (1) 10,155 268
Exact Sciences (1) 10,700 348
Fate Therapeutics (1) 11,900 267
Gilead Sciences  60,720 3,746
Homology Medicines (1) 66,000 106
Horizon Therapeutics (1) 9,300 576
iBio (1)(2) 322,700 55
IGM Biosciences (1)(2) 4,200 95
ImmunityBio (1)(2) 41,300 205
Incyte (1) 6,900 460
Insmed (1) 32,980 710
Intellia Therapeutics (1) 7,000 392
Ionis Pharmaceuticals (1) 20,894 924
Ironwood Pharmaceuticals (1) 35,336 366
Karuna Therapeutics (1) 1,600 360
Lexicon Pharmaceuticals (1) 78,800 189
Ligand Pharmaceuticals (1) 1,904 164
Moderna (1) 19,282 2,280
Natera (1) 7,200 315
Neurocrine Biosciences (1) 8,600 913
Novavax (1)(2) 8,586 156
Nurix Therapeutics (1) 11,600 151
Ocugen (1)(2) 33,300 59
Olema Pharmaceuticals (1)(2) 50,200 139
Prothena (1) 5,946 360
RAPT Therapeutics (1) 7,400 178
Regeneron Pharmaceuticals (1) 4,892 3,370
Replimune Group (1) 14,100 243
Sangamo Therapeutics (1) 67,782 332
Sarepta Therapeutics (1) 5,832 645

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scholar Rock Holding (1)(2) 10,000 69
Seagen (1) 6,173 845
Stoke Therapeutics (1) 14,400 185
TG Therapeutics (1) 15,600 92
Ultragenyx Pharmaceutical (1) 9,700 402
United Therapeutics (1) 2,100 440
Vertex Pharmaceuticals (1) 11,338 3,283
Vir Biotechnology (1) 6,936 134
Xencor (1) 23,700 616
50,830
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  83,149 8,045
ABIOMED (1) 2,000 491
Accuray (1)(2) 137,800 287
Align Technology (1) 3,000 621
Avanos Medical (1) 13,731 299
Baxter International  23,084 1,243
Becton Dickinson & Company  15,502 3,454
Boston Scientific (1) 59,124 2,290
Cerus (1)(2) 71,500 257
Cooper  2,200 581
DENTSPLY SIRONA  13,533 384
Dexcom (1) 26,581 2,141
Edwards Lifesciences (1) 25,220 2,084
Embecta  3,100 89
Enovis (1) 4,003 184
Envista Holdings (1) 9,300 305
Hologic (1) 15,444 996
ICU Medical (1)(2) 2,000 301
IDEXX Laboratories (1) 2,900 945
Insulet (1) 4,100 941
Integra LifeSciences Holdings (1) 5,800 246
Intuitive Surgical (1) 20,400 3,824
LivaNova (1) 3,600 183
Masimo (1) 3,300 466
Medtronic  59,344 4,792
Nevro (1) 5,900 275
Omnicell (1) 3,200 278
OraSure Technologies (1) 18,900 72
Predictive Oncology (1) 227,900 82
QuidelOrtho (1) 5,569 398
ResMed  8,200 1,790
Senseonics Holdings (1)(2) 119,500 158
Shockwave Medical (1) 3,000 834
STERIS  6,495 1,080

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  18,620 3,771
Surgalign Holdings (1)(2) 8,223 29
Surmodics (1) 6,300 192
Teleflex  4,000 806
Varex Imaging (1) 8,460 179
Zimmer Biomet Holdings  9,571 1,001
Zimvie (1) 957 9
46,403
Health Care Providers & Services 3.4%
Acadia Healthcare (1) 6,290 492
Amedisys (1) 4,900 474
AmerisourceBergen  6,964 942
AMN Healthcare Services (1) 4,652 493
Brookdale Senior Living (1) 43,700 187
Cardinal Health  5,715 381
Centene (1) 28,188 2,193
Cigna  13,338 3,701
CorVel (1) 1,750 242
Covetrus (1) 23,960 500
CVS Health  59,983 5,721
DaVita (1) 3,598 298
Elevance Health  12,104 5,498
Encompass Health  9,900 448
Enhabit (1) 4,950 69
Ensign Group  8,900 708
Guardant Health (1) 7,800 420
HCA Healthcare  11,262 2,070
HealthEquity (1) 7,900 531
Henry Schein (1) 7,100 467
Humana  6,389 3,100
Invitae (1)(2) 20,702 51
Laboratory Corp. of America Holdings  4,720 967
McKesson  7,751 2,634
Molina Healthcare (1) 3,694 1,218
OPKO Health (1) 45,100 85
Option Care Health (1) 16,466 518
Pennant Group (1) 17,550 183
Psychemedics  2,375 15
Quest Diagnostics  4,500 552
Select Medical Holdings  11,500 254
Surgery Partners (1) 12,333 289
U.S. Physical Therapy  3,000 228
UnitedHealth Group  46,959 23,716
Universal Health Services, Class B  3,500 309
59,954

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.1%
Doximity, Class A (1)(2) 8,600 260
Multiplan (1)(2) 114,100 326
NextGen Healthcare (1) 11,600 205
Phreesia (1) 11,100 283
Teladoc Health (1) 5,848 148
Veeva Systems, Class A (1) 7,900 1,303
2,525
Life Sciences Tools & Services 1.8%
10X Genomics, Class A (1) 8,728 249
Adaptive Biotechnologies (1) 46,380 330
Agilent Technologies  18,387 2,235
Avantor (1) 28,382 556
Bio-Rad Laboratories, Class A (1) 700 292
Bio-Techne  1,900 540
Bruker  11,900 631
Charles River Laboratories International (1) 2,935 578
CryoPort (1) 7,000 170
Danaher  33,689 8,702
Illumina (1) 7,400 1,412
IQVIA Holdings (1) 6,625 1,200
Mettler-Toledo International (1) 1,110 1,203
PerkinElmer  5,335 642
Repligen (1) 2,956 553
Thermo Fisher Scientific  19,273 9,775
Waters (1) 2,900 782
West Pharmaceutical Services  4,400 1,083
30,933
Pharmaceuticals 4.1%
Arvinas (1) 9,524 424
Bristol-Myers Squibb  97,584 6,937
Cassava Sciences (1)(2) 5,900 247
Catalent (1) 8,200 593
Elanco Animal Health (1) 54,449 676
Eli Lilly  40,989 13,254
Jazz Pharmaceuticals (1) 2,804 374
Johnson & Johnson  126,064 20,594
Merck  120,334 10,363
Nektar Therapeutics (1) 161,232 516
Organon  19,423 454
Perrigo  7,998 285
Pfizer  263,802 11,544
Prestige Consumer Healthcare (1) 10,200 508
Royalty Pharma, Class A  4,419 178

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Theravance Biopharma (1)(2) 53,371 541
Viatris  57,275 488
Zoetis  26,200 3,885
71,861
Total Health Care 262,506
INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings (1) 10,500 420
Axon Enterprise (1) 3,600 417
Boeing (1) 30,900 3,741
BWX Technologies  8,075 407
General Dynamics  11,610 2,463
HEICO, Class A  3,909 448
Hexcel  7,400 383
Howmet Aerospace  26,200 810
Huntington Ingalls Industries  2,000 443
L3Harris Technologies  11,601 2,411
Lockheed Martin  10,300 3,979
Northrop Grumman  7,095 3,337
Parsons (1) 4,800 188
Raytheon Technologies  66,699 5,460
Spirit AeroSystems Holdings, Class A  8,566 188
Textron  18,700 1,089
TransDigm Group  1,900 997
Triumph Group (1) 27,400 235
Virgin Galactic Holdings (1)(2) 24,600 116
Woodward  2,800 225
27,757
Air Freight & Logistics 0.5%
CH Robinson Worldwide  7,047 679
Expeditors International of Washington  3,800 336
FedEx  14,100 2,093
GXO Logistics (1) 6,500 228
United Parcel Service, Class B  39,000 6,300
9,636
Airlines 0.2%
Alaska Air Group (1) 7,700 302
Allegiant Travel (1) 1,100 80
American Airlines Group (1) 17,046 205
Delta Air Lines (1) 21,500 603
JetBlue Airways (1) 42,800 284
Southwest Airlines (1) 32,485 1,002

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Airlines Holdings (1) 9,315 303
2,779
Building Products 0.6%
A.O. Smith  9,300 452
AAON  6,445 347
Allegion  6,066 544
Armstrong World Industries  3,647 289
Carlisle  2,600 729
Carrier Global  43,239 1,538
Fortune Brands Home & Security  7,600 408
Gibraltar Industries (1) 5,500 225
Johnson Controls International  27,435 1,350
Lennox International  2,400 534
Masco  16,900 789
Owens Corning  5,600 440
PGT Innovations (1) 24,800 520
Trane Technologies  13,300 1,926
Trex (1) 9,100 400
Zurn Elkay Water Solutions  15,500 380
10,871
Commercial Services & Supplies 0.5%
ACCO Brands  51,067 250
Brady, Class A  6,500 271
Brink's  2,650 128
Cintas  2,957 1,148
Copart (1) 10,400 1,107
CoreCivic (1) 28,898 255
Harsco (1) 54,700 205
HNI  14,300 379
IAA (1) 15,000 478
MillerKnoll  8,500 133
MSA Safety  2,700 295
Republic Services  9,797 1,333
Rollins  2,525 88
Stericycle (1) 2,000 84
Tetra Tech  825 106
UniFirst  1,400 235
VSE  400 14
Waste Management  15,060 2,413
8,922
Construction & Engineering 0.2%
Arcosa  5,500 315
Dycom Industries (1) 4,600 439
Fluor (1) 15,158 377

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Granite Construction  12,950 329
MasTec (1) 7,350 467
Quanta Services  8,064 1,027
WillScot Mobile Mini Holdings (1) 9,885 399
3,353
Electrical Equipment 0.7%
AMETEK  10,369 1,176
AZZ  3,700 135
Beam Global (1)(2) 11,900 145
Eaton  16,026 2,137
Emerson Electric  24,300 1,779
Generac Holdings (1) 4,600 820
Hubbell  5,062 1,129
nVent Electric  11,046 349
Ocean Power Technologies (1)(2) 119,800 98
Pioneer Power Solutions (1) 27,800 79
Plug Power (1)(2) 39,000 819
Regal Rexnord  4,755 667
Rockwell Automation  5,475 1,178
Sensata Technologies Holding  9,200 343
Sunrun (1) 9,266 256
Thermon Group Holdings (1) 10,400 160
Vicor (1) 2,700 160
Westwater Resources (1) 66,000 75
11,505
Industrial Conglomerates 0.9%
3M  29,400 3,249
General Electric  59,490 3,683
Honeywell International  36,791 6,143
Roper Technologies  5,800 2,086
15,161
Machinery 1.8%
AGCO  5,100 491
Alamo Group  2,700 330
Caterpillar  24,652 4,045
Chart Industries (1) 2,400 442
Cummins  8,500 1,730
Deere  12,426 4,149
Dover  5,000 583
EnPro Industries  2,768 235
Esab  4,003 134
ESCO Technologies  5,400 397
Flowserve  9,400 228
Fortive  21,550 1,256

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Graco  6,061 363
Helios Technologies  3,200 162
IDEX  4,627 925
Illinois Tool Works  16,300 2,945
Ingersoll Rand  23,959 1,036
ITT  5,400 353
John Bean Technologies  5,509 474
Lincoln Electric Holdings  3,300 415
Middleby (1) 3,312 425
Mueller Water Products, Class A  27,004 277
Nordson  2,800 594
Otis Worldwide  27,369 1,746
PACCAR  24,162 2,022
Parker-Hannifin  7,213 1,748
RBC Bearings (1) 2,600 540
Snap-on  2,600 524
Stanley Black & Decker  8,380 630
Terex  11,620 346
Timken  5,100 301
Toro  6,284 543
Watts Water Technologies, Class A  3,200 402
Westinghouse Air Brake Technologies  8,088 658
Xylem  9,400 821
32,270
Marine 0.0%
Matson  4,400 271
271
Professional Services 0.7%
Barrett Business Services  2,600 203
Booz Allen Hamilton Holding  11,566 1,068
CACI International, Class A (1) 1,800 470
Clarivate (1) 19,900 187
CoStar Group (1) 18,200 1,268
Equifax  6,300 1,080
Forrester Research (1) 2,081 75
Franklin Covey (1) 3,600 163
FTI Consulting (1) 5,100 845
Huron Consulting Group (1) 4,500 298
Insperity  4,400 449
Jacobs Solutions  5,800 629
Korn Ferry  7,000 329
Leidos Holdings  8,599 752
ManpowerGroup  2,900 188
Mastech Digital (1) 18,002 266
Robert Half International  4,000 306

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Science Applications International  2,300 203
TransUnion  14,500 863
TrueBlue (1) 12,400 236
Upwork (1) 9,300 127
Verisk Analytics  8,827 1,505
11,510
Road & Rail 1.0%
Avis Budget Group (1) 3,822 567
CSX  124,200 3,309
JB Hunt Transport Services  4,300 672
Knight-Swift Transportation Holdings  3,150 154
Landstar System  3,100 447
Lyft, Class A (1) 20,642 272
Norfolk Southern  12,570 2,635
Old Dominion Freight Line  4,750 1,182
Ryder System  3,300 249
Saia (1) 1,851 352
Uber Technologies (1) 79,080 2,096
Union Pacific  28,155 5,485
Werner Enterprises  4,275 161
Yellow (1) 16,900 86
17,667
Trading Companies & Distributors 0.3%
Air Lease  10,687 331
Beacon Roofing Supply (1) 6,100 334
Fastenal  17,900 824
GATX  2,700 230
GMS (1) 10,351 414
McGrath RentCorp  3,600 302
MSC Industrial Direct, Class A  5,100 371
NOW (1) 22,030 221
Rush Enterprises, Class A  1,500 66
United Rentals (1) 3,800 1,027
Univar Solutions (1) 8,200 187
Veritiv (1) 3,800 372
Watsco  2,000 515
WW Grainger  2,000 978
6,172
Total Industrials & Business Services 157,874
INFORMATION TECHNOLOGY 25.0%
Communications Equipment 0.8%
ADTRAN Holdings  18,600 364
Arista Networks (1) 12,900 1,456
Ciena (1) 9,699 392

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cisco Systems  191,632 7,665
Extreme Networks (1) 34,128 446
F5 (1) 2,600 377
Juniper Networks  22,280 582
Lumentum Holdings (1) 5,248 360
Motorola Solutions  9,414 2,109
Ubiquiti (2) 600 176
Viasat (1) 8,500 257
14,184
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  32,300 2,163
Arrow Electronics (1) 2,700 249
Avnet  6,316 228
Belden  4,100 246
CDW  5,100 796
Cognex  13,273 550
Coherent (1) 904 31
Corning  35,810 1,039
FARO Technologies (1) 4,500 123
Insight Enterprises (1) 3,650 301
IPG Photonics (1) 2,600 219
Keysight Technologies (1) 12,144 1,911
Knowles (1) 19,600 239
Littelfuse  1,900 378
MicroVision (1)(2) 42,800 154
Napco Security Technologies (1) 6,314 184
Plexus (1) 4,700 412
Sanmina (1) 3,602 166
TE Connectivity  15,838 1,748
Teledyne Technologies (1) 4,026 1,359
Trimble (1) 12,900 700
TTM Technologies (1) 9,200 121
Vishay Intertechnology  13,620 242
Vontier  8,300 139
Zebra Technologies, Class A (1) 2,150 563
14,261
IT Services 4.3%
Accenture, Class A  33,293 8,566
Affirm Holdings (1)(2) 8,200 154
Akamai Technologies (1) 5,400 434
Automatic Data Processing  18,000 4,071
Block, Class A (1) 23,594 1,297
Broadridge Financial Solutions  8,525 1,230
Cloudflare, Class A (1) 15,100 835
Cognizant Technology Solutions, Class A  28,500 1,637

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DXC Technology (1) 13,700 335
EPAM Systems (1) 3,700 1,340
Euronet Worldwide (1) 6,800 515
Fastly, Class A (1)(2) 6,876 63
Fidelity National Information Services  34,091 2,576
Fiserv (1) 36,696 3,434
FleetCor Technologies (1) 6,100 1,075
Gartner (1) 2,256 624
Genpact  7,500 328
Global Payments  18,439 1,992
GoDaddy, Class A (1) 7,086 502
International Business Machines  40,132 4,768
Jack Henry & Associates  3,400 620
Kratos Defense & Security Solutions (1) 18,817 191
Kyndryl Holdings (1) 10,005 83
Mastercard, Class A  44,081 12,534
Maximus  3,800 220
MongoDB (1) 3,300 655
Okta (1) 7,552 430
Paychex  11,823 1,327
PayPal Holdings (1) 54,812 4,718
Snowflake, Class A (1) 12,800 2,176
SS&C Technologies Holdings  7,370 352
Twilio, Class A (1) 9,386 649
VeriSign (1) 5,800 1,008
Visa, Class A  83,918 14,908
Western Union  23,647 319
WEX (1) 2,700 343
76,309
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices (1) 86,512 5,481
Analog Devices  23,171 3,229
Applied Materials  39,778 3,259
Broadcom  21,190 9,409
Cirrus Logic (1) 5,687 391
Diodes (1) 6,062 393
Enphase Energy (1) 8,143 2,259
Entegris  8,755 727
First Solar (1) 5,500 727
Intel  186,126 4,796
KLA  7,340 2,221
Lam Research  6,104 2,234
Marvell Technology  52,016 2,232
Microchip Technology  25,888 1,580
Micron Technology  52,667 2,639

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MKS Instruments  2,380 197
Monolithic Power Systems  2,228 810
NVIDIA  127,720 15,504
NXP Semiconductors  9,387 1,385
ON Semiconductor (1) 26,230 1,635
Onto Innovation (1) 6,900 442
Power Integrations  3,800 244
Qorvo (1) 1,652 131
QUALCOMM  55,900 6,316
Semtech (1) 8,300 244
SiTime (1) 1,800 142
Skyworks Solutions  6,779 578
SolarEdge Technologies (1) 3,682 852
Teradyne  7,973 599
Texas Instruments  48,979 7,581
Wolfspeed (1) 4,204 435
78,672
Software 8.5%
Adobe (1) 21,580 5,939
ANSYS (1) 3,341 741
Appian, Class A (1)(2) 3,772 154
AppLovin, Class A (1)(2) 2,000 39
Asana, Class A (1)(2) 5,200 116
Aspen Technology (1) 1,596 380
Autodesk (1) 7,921 1,480
Avalara (1) 5,700 523
Bill.com Holdings (1) 5,700 755
Black Knight (1) 10,363 671
Cadence Design Systems (1) 17,366 2,838
Cerence (1) 6,437 101
Ceridian HCM Holding (1) 10,991 614
Citrix Systems  5,970 620
CommVault Systems (1) 3,700 196
Consensus Cloud Solutions (1) 4,066 192
Coupa Software (1) 5,100 300
Crowdstrike Holdings, Class A (1) 13,162 2,169
Datadog, Class A (1) 13,300 1,181
Digital Turbine (1) 9,000 130
DocuSign (1) 10,700 572
Dolby Laboratories, Class A  5,000 326
Dynatrace (1) 12,300 428
Fair Isaac (1) 972 401
Five9 (1) 4,800 360
Fortinet (1) 34,100 1,675
Guidewire Software (1) 3,100 191

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HubSpot (1) 2,400 648
InterDigital  3,600 146
Intuit  15,405 5,967
LiveRamp Holdings (1) 9,000 164
Manhattan Associates (1) 6,193 824
Microsoft  370,641 86,322
MicroStrategy, Class A (1)(2) 1,300 276
NCR (1) 7,800 148
New Relic (1) 4,800 275
NortonLifeLock  33,164 668
Oracle  68,500 4,183
PagerDuty (1) 10,400 240
Palantir Technologies, Class A (1) 88,646 721
Palo Alto Networks (1) 15,900 2,604
Paycom Software (1) 2,465 814
Paylocity Holding (1) 2,700 652
Pegasystems  11,438 368
PTC (1) 4,380 458
RingCentral, Class A (1) 5,108 204
Salesforce (1) 52,359 7,531
ServiceNow (1) 10,300 3,889
Smartsheet, Class A (1) 17,000 584
Splunk (1) 4,925 370
Sprout Social, Class A (1) 7,348 446
Synopsys (1) 9,535 2,913
Tyler Technologies (1) 450 156
UiPath, Class A (1) 26,775 338
Unity Software (1)(2) 3,400 108
VMware, Class A  10,195 1,085
Workday, Class A (1) 11,400 1,735
Workiva (1) 4,500 350
Zendesk (1) 6,300 480
Zoom Video Communications, Class A (1) 12,256 902
Zscaler (1) 4,300 707
150,368
Technology Hardware, Storage & Peripherals 6.1%
Apple  748,583 103,454
Dell Technologies, Class C  9,873 337
Hewlett Packard Enterprise  78,499 941
HP  46,318 1,154
NetApp  6,942 429
Pure Storage, Class A (1) 25,000 684
Seagate Technology Holdings  5,639 300
Turtle Beach (1)(2) 24,700 169

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Digital (1) 15,347 500
107,968
Total Information Technology 441,762
MATERIALS 2.8%
Chemicals 1.7%
Air Products & Chemicals  12,200 2,839
Albemarle  5,400 1,428
Amyris (1)(2) 29,800 87
Axalta Coating Systems (1) 11,200 236
Cabot  5,120 327
Celanese  6,340 573
CF Industries Holdings  13,240 1,274
Chemours  24,381 601
Corteva  34,645 1,980
Dow  29,867 1,312
DuPont de Nemours  16,861 850
Eastman Chemical  3,840 273
Ecolab  9,311 1,345
FMC  8,200 867
HB Fuller  4,200 252
Huntsman  20,279 498
Ingevity (1) 3,512 213
International Flavors & Fragrances  11,175 1,015
Linde  26,840 7,236
LyondellBasell Industries, Class A  8,582 646
Minerals Technologies  8,400 415
Mosaic  7,282 352
PPG Industries  15,943 1,765
Quaker Chemical  1,100 159
RPM International  10,900 908
Scotts Miracle-Gro  2,236 95
Sherwin-Williams  13,800 2,825
Valvoline  11,587 294
30,665
Construction Materials 0.2%
Eagle Materials  2,598 279
Martin Marietta Materials  3,800 1,224
Vulcan Materials  7,566 1,193
2,696
Containers & Packaging 0.4%
Amcor  79,300 851
AptarGroup  1,790 170
Avery Dennison  4,800 781
Ball  18,000 870

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berry Global Group (1) 6,200 288
Crown Holdings  2,596 210
International Paper  21,444 680
Myers Industries  17,660 291
O-I Glass (1) 24,841 322
Packaging Corp. of America  7,400 831
Sealed Air  15,225 677
Westrock  16,376 506
6,477
Metals & Mining 0.5%
Arconic (1) 7,497 128
Carpenter Technology  3,459 108
Cleveland-Cliffs (1)(2) 41,400 557
Commercial Metals  11,800 419
Compass Minerals International  7,000 270
Freeport-McMoRan  61,196 1,672
Hecla Mining  168,600 664
Newmont  30,948 1,301
Nucor  11,662 1,248
Reliance Steel & Aluminum  4,000 697
Royal Gold  4,100 385
Steel Dynamics  10,600 752
TimkenSteel (1) 28,100 421
8,622
Paper & Forest Products 0.0%
Clearwater Paper (1) 3,264 123
Louisiana-Pacific  10,400 532
655
Total Materials 49,115
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (1)(3) 3,800 —
Total Miscellaneous —
REAL ESTATE 3.4%
Equity Real Estate Investment Trusts 3.2%
Acadia Realty Trust, REIT  27,391 346
Agree Realty, REIT  8,800 595
Alexandria Real Estate Equities, REIT  7,800 1,094
American Homes 4 Rent, Class A, REIT  16,408 538
American Tower, REIT  21,045 4,518
Apartment Income REIT, REIT  13,462 520
Apple Hospitality REIT  14,800 208
AvalonBay Communities, REIT  8,386 1,545

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  4,900 367
Camden Property Trust, REIT  6,500 776
Chatham Lodging Trust, REIT (1) 24,900 246
City Office REIT, REIT  17,800 177
Cousins Properties, REIT  15,560 363
Crown Castle, REIT  19,237 2,781
CubeSmart, REIT  25,284 1,013
Digital Realty Trust, REIT  12,650 1,255
Douglas Emmett, REIT  12,900 231
Duke Realty, REIT  13,800 665
EastGroup Properties, REIT  2,600 375
EPR Properties, REIT  7,971 286
Equinix, REIT  4,856 2,762
Equity LifeStyle Properties, REIT  13,200 830
Equity Residential, REIT  16,800 1,129
Essex Property Trust, REIT  3,694 895
Extra Space Storage, REIT  6,400 1,105
Federal Realty Investment Trust, REIT  2,900 261
First Industrial Realty Trust, REIT  11,000 493
Four Corners Property Trust, REIT  18,413 445
Gaming & Leisure Properties, REIT  8,060 357
Getty Realty, REIT  16,742 450
Healthpeak Properties, REIT  18,100 415
Hersha Hospitality Trust, Class A, REIT  27,600 220
Highwoods Properties, REIT  8,900 240
Host Hotels & Resorts, REIT  40,419 642
Innovative Industrial Properties, REIT  2,700 239
Invitation Homes, REIT  33,383 1,127
Iron Mountain, REIT  22,433 986
JBG SMITH Properties, REIT  13,782 256
Kilroy Realty, REIT  7,100 299
Kimco Realty, REIT  58,963 1,086
Kite Realty Group Trust, REIT  15,600 269
Lamar Advertising, Class A, REIT  5,000 412
Macerich, REIT  23,200 184
Mid-America Apartment Communities, REIT  5,343 829
National Retail Properties, REIT  5,100 203
National Storage Affiliates Trust, REIT  9,800 408
One Liberty Properties, REIT  12,298 259
Prologis, REIT  35,902 3,648
Public Storage, REIT  7,694 2,253
Rayonier, REIT  9,440 283
Realty Income, REIT  26,253 1,528
Regency Centers, REIT  5,100 275
Retail Opportunity Investments, REIT  26,500 365
Rexford Industrial Realty, REIT  8,621 448

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryman Hospitality Properties, REIT  4,368 321
Safehold, REIT (2) 1,900 50
SBA Communications, REIT  7,200 2,050
Seritage Growth Properties, Class A, REIT (1)(2) 15,650 141
Simon Property Group, REIT  14,838 1,332
SITE Centers, REIT  42,500 455
SL Green Realty, REIT (2) 8,644 347
STAG Industrial, REIT  16,900 481
Sun Communities, REIT  6,186 837
Terreno Realty, REIT  9,500 503
UDR, REIT  5,979 249
Urban Edge Properties, REIT  29,692 396
Ventas, REIT  18,218 732
VICI Properties, REIT  29,915 893
Vornado Realty Trust, REIT  12,878 298
Washington Real Estate Investment Trust, REIT  16,500 290
Welltower, REIT  23,000 1,479
Weyerhaeuser, REIT  38,825 1,109
Whitestone REIT, REIT  42,082 356
WP Carey, REIT  14,402 1,005
56,824
Real Estate Management & Development 0.2%
CBRE Group, Class A (1) 12,500 844
Douglas Elliman  19,227 79
eXp World Holdings (2) 13,900 156
Jones Lang LaSalle (1) 2,500 378
Newmark Group, Class A  34,718 280
Opendoor Technologies, Class A (1) 48,100 149
Redfin (1)(2) 21,700 127
RMR Group, Class A  9,231 219
St. Joe  8,500 272
Zillow Group, Class A (1) 6,600 189
Zillow Group, Class C (1) 7,500 214
2,907
Total Real Estate 59,731
UTILITIES 2.9%
Electric Utilities 1.8%
ALLETE  4,551 228
Alliant Energy  12,300 652
American Electric Power  24,850 2,148
Constellation Energy  14,740 1,226
Duke Energy  32,606 3,033
Edison International  19,000 1,075
Entergy  8,500 855

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evergy  10,665 634
Eversource Energy  19,924 1,553
Exelon  52,104 1,952
FirstEnergy  23,673 876
Hawaiian Electric Industries  11,358 394
IDACORP  4,685 464
MGE Energy  4,929 323
NextEra Energy  104,197 8,170
OGE Energy  13,600 496
Otter Tail  3,399 209
PG&E (1) 92,200 1,152
Pinnacle West Capital  6,200 400
PPL  31,700 804
Southern  56,900 3,869
Xcel Energy  27,730 1,775
32,288
Gas Utilities 0.1%
Atmos Energy  1,926 196
National Fuel Gas  10,300 634
ONE Gas  6,700 472
Spire  9,500 592
UGI  9,800 317
2,211
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 704
Vistra  13,184 277
981
Multi-Utilities 0.8%
Ameren  15,000 1,208
Avista  7,210 267
Black Hills  6,400 433
CenterPoint Energy  24,400 688
CMS Energy  22,600 1,316
Consolidated Edison  12,576 1,079
Dominion Energy  48,827 3,374
DTE Energy  5,171 595
NiSource  25,408 640
Public Service Enterprise Group  22,200 1,248
Sempra Energy  17,051 2,557
WEC Energy Group  17,408 1,557
14,962
Water Utilities 0.1%
American States Water  6,400 499
American Water Works  6,700 872

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadiz (1)(2) 56,600 108
California Water Service Group  8,125 428
Essential Utilities  11,846 490
2,397
Total Utilities 52,839
Total Common Stocks (Cost $918,960) 1,760,204
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 5,338,372 5,338
5,338
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.279%, 2/16/23 (6) 600,000 592
592
Total Short-Term Investments (Cost $5,931) 5,930
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 13,799,827 13,800
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 13,800
Total Securities Lending Collateral (Cost $13,800) 13,800
Total Investments in Securities 100.7%
(Cost $938,691) $ 1,779,934
Other Assets Less Liabilities (0.7)% (11,652)
Net Assets 100.0% $ 1,768,282
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Total Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 12/22 1,503 $ (188)
Long, 47 S&P 500 E-Mini Index contracts 12/22 8,464 (1,078)
Net payments (receipts) of variation margin to date 1,131
Variation margin receivable (payable) on open futures contracts $ (135)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 56++
Totals $ —# $ — $ 56+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 21,309  ¤  ¤ $ 19,138
Total $ 19,138^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $56 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,138.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Total Equity Market Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Total Equity Market Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,760,204 $ — $ — $ 1,760,204
Short-Term Investments 5,338 592 — 5,930
Securities Lending Collateral 13,800 — — 13,800
Total $ 1,779,342 $ 592 $ — $ 1,779,934
Liabilities
Futures Contracts* $ 1,266 $ — $ — $ 1,266
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F123-054Q3 09/22